Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 405,695	$ 350,213
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	395,032	338,939
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	6,317	1,837
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	4,346	9,437
Doubtful or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	308,410	210,038
Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	307,034	209,598
Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,165	440
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	320,187	279,123
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	310,432	267,892
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	5,432	1,837
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	4,323	9,394
Commercial Real Estate Loans [Member] | Doubtful or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial Real Estate Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial, financial and agricultural loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	85,508	71,090
Commercial, financial and agricultural loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	84,600	71,047
Commercial, financial and agricultural loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	885	0
Commercial, financial and agricultural loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	23	43
Commercial, financial and agricultural loans [Member] | Doubtful or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial, financial and agricultural loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	237,177	161,820
Residential Real Estate Loans [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	235,829	161,380
Residential Real Estate Loans [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,137	440
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	19,709	18,987
Construction Real Estate Loans [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	19,681	18,987
Construction Real Estate Loans [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	28	0
Consumer loans to individuals [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	51,524	29,231
Consumer loans to individuals [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	51,524	29,231
Consumer loans to individuals [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 0	$ 0